Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policie Abstract
Schedule of Estimated Useful Lives for the Current Period and the Comparative Period	The estimated useful lives for the current period and the comparative period are as follows.
Fixtures and fittings	5 years
IT and equipment	3 years
Right of use asset	Economic life of contractual relationship